Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 460,942	$ 477,301
Accumulated Amortization	(343,494)	(335,179)
Net Book Value	117,448	142,122
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,643	304,601
Accumulated Amortization	(231,654)	(220,420)
Net Book Value	67,989	84,181
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,317	19,708
Accumulated Amortization	(5,931)	(14,279)
Net Book Value	4,386	5,429
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,253	27,248
Accumulated Amortization	(18,730)	(18,245)
Net Book Value	8,523	9,003
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	104,188	106,203
Accumulated Amortization	(68,122)	(63,435)
Net Book Value	36,066	42,768
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,541
Accumulated Amortization	(19,057)	(18,800)
Net Book Value	$ 484	$ 741